RESTRICTED BANK DEPOSITS AND CASH AND BANK BALANCES (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF RESTRICTED BANK DEPOSITS CASH AND BANK BALANCES
	June 30, 2026	December 31, 2025
	USD	USD

Restricted bank deposits	246,428	253,188
Cash and bank balances	193,156	966,807
Total	439,584	1,219,995